Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

C. Income Taxes

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, in the second quarter of 2012 we began adjusting our tax basis in certain flight equipment and recorded an income tax benefit. As of September 30, 2012, we had recorded an aggregate amount of approximately $588 million and a corresponding reserve of $425.4 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million for the nine months ended September 30, 2012.

Note O—Income Taxes

        The (benefit) provision for income taxes is comprised of the following:

	2011	2010	2009
	(Dollars in thousands)
Current:
Federal	$156,086	$41,357	$110,579
State	1,175	677	1,467
Foreign	989	1,459	1,262

	158,250	43,493	113,308
Deferred:
Federal	(553,439)	(314,923)	375,260
State	32,443	(22,940)	7,421
Foreign	52,668	25,402	—

	(468,328)	(312,461)	382,681

	$(310,078)	$(268,968)	$495,989

        The net deferred tax liability consists of the following deferred tax liabilities (assets):

	2011	2010
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,992,981	$5,312,171
Straight line rents	—	17,472
Other	—	911

Total Deferred Tax Liabilities	$4,992,981	$5,330,554

Deferred Tax Assets
Straight line rents	$(6,102)	$—
Estimated reimbursements of overhaul rentals	(261,833)	(195,548)
Capitalized overhauls	(80,479)	(71,610)
Rent received in advance	(89,013)	(94,890)
Derivatives	(12,532)	(29,232)
Accruals and reserves	(119,232)	(150,726)
Net operating loss carry forward(a)	(113,866)	(89,865)
Investment in foreign subsidiaries	(52,668)	(25,402)
Other	(52,667)	(13,131)

Total Deferred Tax Assets(b)	$(788,392)	$(670,404)

Net Deferred Tax Liability	$4,204,589	$4,660,150

(a)
Our U.S. federal operating losses are classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. Deferred taxes related to our U.S. federal operating losses will be reclassified to current in future years when we are notified by AIG of amounts utilized in future tax years or through a carry back to prior tax years. On a separate tax return basis, we have U.S. federal net operating loss carryforwards of $133.9 million and $160.0 million for December 31, 2011 and December 31, 2010, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2011 and December 31, 2010, we also have foreign net operating loss carryforwards of $317.8 million and $325.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate a sufficient source of revenue to fully utilize our net operating loss carryforwards, we have recorded net deferred tax assets of $43.4 million and $72.4 million for December 31, 2011 and December 31, 2010, respectively. We also have certain state net operating loss carryforwards which begin to expire in 2020.

(b)
In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) current and projected financial reporting results; (ii) the carry forward periods for all taxable losses; (iii) the projected amount, nature and timing of the realization of deferred tax liabilities; (iv) implications of our tax sharing agreement with AIG; and (v) tax planning strategies.

        A reconciliation of the computed expected total provision for income taxes to the amount recorded is as follows:

	2011	2010	2009
	(Dollars in thousands)
Computed expected provision at 35%	$(361,893)	$(267,623)	$484,107
State income tax, net of Federal	21,852	(14,470)	5,777
Foreign Taxes	—	133	10
IRS audit adjustments(a)	37,011	8,656	2,185
Other(b)	(7,048)	4,336	3,910

Provision for income taxes	$(310,078)	$(268,968)	$495,989

(a)
We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest.

(b)
Consists principally of various permanent items and an out-of-period adjustment related to the forfeitures of share-based deferred compensation awards.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Dollars in thousands)
Balance at January 1, 2009	$121,482
Additions based on tax positions related to 2009	50,823
Additions for tax positions of prior years	1,121
Reductions for tax positions of prior years	—
Settlements	(7,602)

Balance at December 31, 2009	165,824

Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	$256,586

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. We recognized $8.8 million, $5.0 million and $2.2 million of interest, net of the federal benefit, in the Consolidated Statement of Operations for the years ended December 31, 2011, 2010, and 2009, respectively. At December 31, 2011, 2010, and 2009, we had accrued $21.9 million, $13.2 million and $8.2 million, respectively, for the payment of interest, net of the federal benefit. At December 31, 2011, 2010 and 2009, the amounts of unrecognized tax benefit that, if recognized, would favorably affect the tax rate were $48.5 million, $53.6 million and $50.8 million, respectively.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we are included in AIG's consolidated federal income tax return, which is subject to examination for tax years 2000 through 2010. In Ireland, we are subject to examination for tax years from 2007 through 2010.